RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taiwan [Member]
Restricted Net Assets [Abstract]
Percentage of capital stock	10.00%
Minimum percentage of paid up capital to be maintained as legal reserve	25.00%
Thailand [Member] | Minimum [Member]
Restricted Net Assets [Abstract]
Percentage of capital stock	10.00%
Percentage of retained earnings to legal reserve	5.00%
Indonesia [Member]
Restricted Net Assets [Abstract]
Percentage of capital stock	20.00%
Statutory Reserve [Member]
Statutory Reserve [Abstract]
At the beginning of the financial year	$ 12,490	$ 6,144
Transferred from retained earnings	4,491	6,346
At the end of the financial year	$ 16,981	$ 12,490